Members' Equity - Voting, Preferred Return and Distributions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Mezzanine and Members' Equity
Common Equivalent Ratio	100
Cumulative preferred return	10.00%
Accumulated preferred return	$ 550,942	$ 429,791